5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Due from Related Parties	$ 12,751	$ 61,249
Covas - Blackheath
Due from Related Parties	0	33,844
Alvalade - PorMining
Due from Related Parties	$ 12,751	$ 27,405